BANK LOAN	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
BANK LOAN

NOTE 7 – BANK LOAN

On November 14, 2016, PT Green World Nusantara, an indirect, wholly-owned subsidiary of the Company, entered in an agreement and obtained a credit facility in the form of an overdraft loan from PT Bank UOB Indonesia with a principal amount not exceeding $1,900,000, an automatically renewable term of 1 year first due on November 14, 2017, and floating interest rate spread of 1% per annum above the interest rate earned by the collateral account in which the Company deposits a balance of $2 million for the purpose of pledging this loan. The pledge decreased to $1,000,000 since the facility decreased from $1,900,000 to $1,000,000 based on Latest Amendment of Credit Agreement No. 0875 dated April 1, 2020. The unpaid borrowings were extended and due on November 14, 2021.

The Company has booked interest expense on the loan of $5,712 and $5,664 for the six months ended June 30, 2021 and 2020, respectively. The interest expense is recorded in the other expense on the condensed consolidated statements of operations, and unpaid interest is recorded in the condensed consolidated balance sheets under accrued expenses.